UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2021

WESTERN ASSET

EMERGING MARKETS

DEBT FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Emerging Markets Debt Fund for the six-month reporting period ended August 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

II	Western Asset Emerging Markets Debt Fund

Performance review

For the six months ended August 31, 2021, Class I shares of Western Asset Emerging Markets Debt Fund returned 4.51%. The Fund’s unmanaged benchmark, the JPMorgan Emerging Markets Bond Index Global Diversifiedi returned 4.50% for the same period. The Lipper Emerging Markets Hard Currency Debt Funds Category Averageii returned 2.94% over the same time frame.

Performance Snapshot as of August 31, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Emerging Markets Debt Fund:
Class A	4.20%
Class C	4.02%
Class FI	4.32%
Class I	4.51%
Class IS	4.58%
JPMorgan Emerging Markets Bond Index Global Diversified	4.50%
Lipper Emerging Markets Hard Currency Debt Funds Category Average	2.94%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2021 for Class A, Class C, Class FI, Class I and Class IS shares were 3.40%, 2.73%, 3.48%, 3.78% and 3.88%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class I and Class IS shares would have been 2.83%, 2.13%, 2.83%, 3.16% and 3.25%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.61%, 2.48%, 1.72%, 1.42% and 1.34%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Emerging Markets Debt Fund	III

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.85% for Class C shares, 1.10% for Class FI shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. The management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations, and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Investments in high-yield (“junk”) bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Western Asset Emerging Markets Debt Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The JPMorgan Emerging Markets Bond Index Global Diversified is an unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by sovereign and quasi-sovereign entities.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 271 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Emerging Markets Debt Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2021 and February 28, 2021 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.20%	$1,000.00	$1,042.00	1.03%	$5.30	Class A	5.00%	$1,000.00	$1,020.01	1.03%	$5.24
Class C	4.02	1,000.00	1,040.20	1.85	9.51	Class C	5.00	1,000.00	1,015.88	1.85	9.40
Class FI	4.32	1,000.00	1,043.20	1.10	5.66	Class FI	5.00	1,000.00	1,019.66	1.10	5.60
Class I	4.51	1,000.00	1,045.10	0.80	4.12	Class I	5.00	1,000.00	1,021.17	0.80	4.08
Class IS	4.58	1,000.00	1,045.80	0.70	3.61	Class IS	5.00	1,000.00	1,021.68	0.70	3.57

2	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

[1]	For the six months ended August 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2021

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 55.3%
Angola — 1.3%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	410,000	$438,043	(a)
Argentina — 1.9%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	21,020	8,659
Argentine Republic Government International Bond, Senior Notes, Step bond (2.000% to 7/9/22 then 3.875%)	2.000%	1/9/38	378,550	156,406
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	170,000	156,196	(b)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	190,000	99,987	*(b)(c)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000	87,400	*(b)(c)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	151,800	103,984	(b)
Total Argentina				612,632
Armenia — 0.6%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	200,000	198,692	(b)
Bahamas — 0.6%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	200,000	203,752	(b)
Bahrain — 1.3%
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	240,000	255,009	(b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	200,000	188,180	(b)
Total Bahrain				443,189
Chile — 1.2%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	400,000	390,504
Colombia — 1.4%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	200,000	195,792
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	240,000	252,204
Total Colombia				447,996
Costa Rica — 0.6%
Costa Rica Government International Bond, Senior Notes	5.625%	4/30/43	200,000	186,700	(a)

See Notes to Financial Statements.

4	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Dominican Republic — 3.1%
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	300,000	$344,253	(b)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	300,000	315,753	(b)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	300,000	345,375	(b)
Total Dominican Republic				1,005,381
Ecuador — 1.7%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	37,781	21,536	(b)
Ecuador Government International Bond,
Senior Notes, Step bond (5.000% to 7/31/22 then 5.500%)	5.000%	7/31/30	158,760	141,695	(b)
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22 then 2.250%)	1.000%	7/31/35	356,052	258,141	(b)
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/22 then 1.500%)	0.500%	7/31/40	190,680	122,514	(b)
Total Ecuador				543,886
Egypt — 3.2%
Egypt Government International Bond, Senior Notes	5.750%	5/29/24	200,000	213,433	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	500,000	532,238	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000	315,846	(b)
Total Egypt				1,061,517
El Salvador — 0.5%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	170,000	148,752	(b)
Gabon — 0.6%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	200,000	203,457	(a)
Ghana — 2.2%
Ghana Government International Bond	10.750%	10/14/30	265,000	332,920	(b)
Ghana Government International Bond, Senior Notes	6.375%	2/11/27	200,000	196,267	(b)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	200,000	200,834	(a)
Total Ghana				730,021

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — 2.4%
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	370,000		$451,033	(b)
Indonesia Treasury Bond	8.375%	9/15/26	509,000,000	IDR	40,756
Indonesia Treasury Bond	8.375%	3/15/34	3,660,000,000	IDR	294,211
Total Indonesia					786,000
Ivory Coast — 1.7%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	260,000	EUR	313,984	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		230,766	(b)
Total Ivory Coast					544,750
Jamaica — 0.9%
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	210,000		299,252
Jordan — 1.3%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	200,000		219,000	(b)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	200,000		215,875	(b)
Total Jordan					434,875
Kenya — 1.4%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	200,000		220,307	(b)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	200,000		225,582	(b)
Total Kenya					445,889
Mexico — 1.5%
Mexican Bonos, Senior Notes	7.750%	11/23/34	3,400,000	MXN	177,496
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	300,000		329,736
Total Mexico					507,232
Morocco — 0.6%
Morocco Government International Bond, Senior Notes	4.000%	12/15/50	200,000		186,570	(b)
Nigeria — 1.6%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	200,000		224,225	(b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	300,000		316,618	(a)
Total Nigeria					540,843

See Notes to Financial Statements.

6	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Oman — 1.9%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	200,000		$207,879	(b)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	200,000		212,471	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	200,000		204,985	(a)
Total Oman					625,335
Panama — 1.3%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	200,000		229,382
Panama Government International Bond, Senior Notes	3.870%	7/23/60	200,000		207,580
Total Panama					436,962
Paraguay — 0.7%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000		239,800	(b)
Peru — 1.6%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	290,000		457,437
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	60,000		83,565
Total Peru					541,002
Philippines — 1.2%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	340,000		388,464
Qatar — 1.7%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		296,909	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	200,000		261,844	(b)
Total Qatar					558,753
Romania — 0.6%
Romanian Government International Bond, Senior Notes	3.000%	2/14/31	180,000		188,242	(a)
Russia — 2.2%
Russian Federal Bond — OFZ	7.700%	3/16/39	13,580,000	RUB	196,113

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Russia — continued
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	200,000		$265,848	(a)
Russian Foreign Bond — Eurobond, Senior Notes	5.875%	9/16/43	200,000		277,704	(b)
Total Russia					739,665
Rwanda — 0.6%
Rwanda International Government Bond, Senior Notes	5.500%	8/9/31	200,000		206,793	(b)
Senegal — 1.3%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	410,000		427,825	(b)
South Africa — 0.8%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	250,000		249,565
Supranational — 0.2%
European Bank for Reconstruction and Development, Senior Notes	6.450%	12/13/22	994,600,000	IDR	71,684
Turkey — 1.9%
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	200,000		208,202
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	400,000		403,490	(b)
Total Turkey					611,692
Ukraine — 2.8%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/25	200,000		221,101	(b)
Ukraine Government International Bond, Senior Notes	4.375%	1/27/30	150,000	EUR	169,390	(b)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	510,000		546,480	(b)
Total Ukraine					936,971
United Arab Emirates — 2.1%
Abu Dhabi Government International Bond, Senior Notes	3.125%	4/16/30	220,000		242,758	(b)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	200,000		185,135	(b)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	300,000		273,246	(b)
Total United Arab Emirates					701,139

See Notes to Financial Statements.

8	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Uruguay — 2.2%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	300,000	$352,662
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	94,000	125,606
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	190,000	249,937
Total Uruguay				728,205
Uzbekistan — 0.6%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	200,000	200,364	(b)
Total Sovereign Bonds (Cost — $17,341,996)				18,212,394
Corporate Bonds & Notes — 40.3%
Communication Services — 3.1%
Diversified Telecommunication Services — 1.3%
Ooredoo International Finance Ltd., Senior Notes	2.625%	4/8/31	200,000	206,521	(b)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	200,000	220,284	(b)
Total Diversified Telecommunication Services				426,805
Wireless Telecommunication Services — 1.8%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	180,000	187,875	(a)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	390,000	397,381	(b)
Total Wireless Telecommunication Services				585,256
Total Communication Services				1,012,061
Consumer Discretionary — 1.8%
Hotels, Restaurants & Leisure — 0.6%
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	207,238	(b)
Internet & Direct Marketing Retail — 1.2%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	200,000	197,723
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	181,461	(b)
Total Internet & Direct Marketing Retail				379,184
Total Consumer Discretionary				586,422
Energy — 13.4%
Oil, Gas & Consumable Fuels — 13.4%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000	241,006	(b)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	150,000	180,978
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	239,998	(a)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000	$261,383	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	200,000	263,862	(b)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000	287,439	(b)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	300,000	310,207	(b)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	200,000	264,827	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	220,000	251,556
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	440,000	488,400
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	200,000	208,880	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	100,000	96,998
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	95,000	81,501
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	300,000	407,542	(b)
Qatar Petroleum, Senior Notes	3.125%	7/12/41	200,000	206,330	(b)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	200,000	232,909	(a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	200,000	227,421	(b)
YPF SA, Senior Notes	8.500%	7/28/25	200,000	172,000	(a)
Total Energy				4,423,237
Financials — 8.6%
Banks — 6.7%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	150,000	157,727	(b)
Banco General SA, Junior Subordinated Notes (5.250% to 5/7/31 then 10 year Treasury Constant Maturity Rate + 3.665%)	5.250%	5/7/31	200,000	206,778	(b)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	295,550	(b)(d)(e)
BBVA Bancomer SA, Senior Notes	1.875%	9/18/25	200,000	202,650	(b)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	200,000	204,452	(b)(d)(e)
NBK Tier 1 Financing Ltd., Senior Notes (3.625% to 2/24/27 then USD 6 year ICE Swap Rate + 2.875%)	3.625%	8/24/26	230,000	230,486	(b)(d)(e)

See Notes to Financial Statements.

10	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	440,000	$497,820	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	200,000	203,925	(b)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	200,000	212,950	(b)(e)
Total Banks				2,212,338
Diversified Financial Services — 1.2%
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000	191,000	(a)
REC Ltd., Senior Notes	4.750%	5/19/23	200,000	211,153	(a)
Total Diversified Financial Services				402,153
Insurance — 0.7%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	200,000	211,750	(b)
Total Financials				2,826,241
Industrials — 1.9%
Construction & Engineering — 0.6%
Hutama Karya Persero PT	3.750%	5/11/30	200,000	218,544	(b)
Transportation Infrastructure — 1.3%
DP World PLC, Senior Notes	4.700%	9/30/49	200,000	224,182	(a)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	200,000	205,456	(b)
Total Transportation Infrastructure				429,638
Total Industrials				648,182
Materials — 9.7%
Chemicals — 4.2%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	222,666	(a)
GC Treasury Center Co. Ltd., Senior Notes	2.980%	3/18/31	200,000	205,804	(b)
OCP SA, Senior Notes	5.125%	6/23/51	250,000	253,221	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	200,000	253,260	(b)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	200,000	206,815
Sociedad Quimica y Minera de Chile SA, Senior Notes	4.250%	1/22/50	200,000	220,270	(b)
Total Chemicals				1,362,036
Construction Materials — 0.6%
Cemex SAB de CV, Senior Secured Notes	3.875%	7/11/31	200,000	206,021	(b)
Metals & Mining — 3.7%
Fresnillo PLC, Senior Notes	4.250%	10/2/50	290,000	309,633	(b)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Emerging Markets Debt Fund

(Percentages shown based on Fund net assets)

Security		Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Indonesia Asahan Aluminum Persero PT, Senior Notes		6.757%	11/15/48	350,000	$458,512	(a)
Southern Copper Corp., Senior Notes		6.750%	4/16/40	100,000	143,134
Vale Overseas Ltd., Senior Notes		6.875%	11/21/36	43,000	60,365
Volcan Cia Minera SAA, Senior Notes		4.375%	2/11/26	250,000	243,775	(b)
Total Metals & Mining					1,215,419
Paper & Forest Products — 1.2%
Inversiones CMPC SA, Senior Notes		3.000%	4/6/31	200,000	203,732	(b)
Suzano Austria GmbH, Senior Notes		3.125%	1/15/32	200,000	200,850
Total Paper & Forest Products					404,582
Total Materials					3,188,058
Utilities — 1.8%
Electric Utilities — 1.8%
Enel Chile SA, Senior Notes		4.875%	6/12/28	130,000	149,836
Eskom Holdings SOC Ltd.		6.350%	8/10/28	200,000	221,797	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes		5.250%	10/24/42	200,000	228,754	(a)
Total Utilities					600,387
Total Corporate Bonds & Notes (Cost — $12,284,314)					13,284,588

	Counterparty	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
OTC Purchased Options — 0.1%
U.S. Dollar/Brazilian Real, Put @ 5.20BRL	JPMorgan Chase & Co.	10/22/21	330,000	330,000	7,871
U.S. Dollar/Chinese Yuan, Put @ 6.55CNY	JPMorgan Chase & Co.	11/12/21	500,000	500,000	6,312
U.S. Dollar/Chinese Yuan, Put @ 6.45CNY	JPMorgan Chase & Co.	3/16/22	320,000	320,000	1,979
U.S. Dollar/Russian Ruble, Put @ 71.00RUB	Bank of America N.A.	9/9/21	330,000	330,000	15
Total Purchased Options (Cost — $19,074)					16,177
Total Investments — 95.7% (Cost — $29,645,384)					31,513,159
Other Assets in Excess of Liabilities — 4.3%					1,432,873
Total Net Assets — 100.0%					$32,946,032

See Notes to Financial Statements.

12	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of August 31, 2021.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CNY	— Chinese Yuan Renminbi

EUR	— Euro

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

JSC	— Joint Stock Company

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

OJSC	— Open Joint Stock Company

RUB	— Russian Ruble

USD	— United States Dollar

Schedule of Written Options
OTC Written Options
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Dollar/Brazilian Real, Call	JPMorgan Chase & Co.	10/22/21	5.50	BRL	330,000	330,000	$(2,782)
U.S. Dollar/Brazilian Real, Put	JPMorgan Chase & Co.	10/22/21	5.00	BRL	330,000	330,000	(2,726)
U.S. Dollar/Chinese Yuan, Call	JPMorgan Chase & Co.	11/12/21	7.11	CNY	500,000	500,000	(50)
U.S. Dollar/Chinese Yuan, Call	JPMorgan Chase & Co.	3/16/22	7.00	CNY	320,000	320,000	(698)
U.S. Dollar/Russian Ruble, Call	Bank of America N.A.	9/9/21	77.00	RUB	330,000	330,000	(50)
Total OTC Written Options (Premiums received — $20,810)							$(6,306)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Emerging Markets Debt Fund

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CNY	— Chinese Yuan Renminbi

RUB	— Russian Ruble

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	9	12/21	$1,462,219	$1,466,719	$(4,500)

At August 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	2,905,000	USD	38,597	Bank of America N.A.	9/15/21	$969
RUB	3,130,000	USD	42,303	Bank of America N.A.	9/15/21	327
RUB	15,472,000	USD	209,889	Bank of America N.A.	9/15/21	837
USD	33,233	RUB	2,457,408	Bank of America N.A.	9/15/21	(237)
USD	302,707	RUB	22,252,000	Bank of America N.A.	9/15/21	(362)
USD	520,396	EUR	426,386	Goldman Sachs Group Inc.	9/15/21	16,788
USD	47,621	CNY	306,085	JPMorgan Chase & Co.	9/15/21	328
KRW	192,094,365	USD	165,115	Citibank N.A.	9/30/21	498
USD	212,314	BRL	1,117,090	Bank of America N.A.	10/15/21	(2,338)
BRL	998,000	USD	189,051	BNP Paribas SA	10/15/21	2,718
USD	412,871	IDR	6,070,862,696	JPMorgan Chase & Co.	10/15/21	(11,148)
USD	196,043	MXN	3,939,000	JPMorgan Chase & Co.	10/15/21	1,129
USD	160,976	BRL	848,824	JPMorgan Chase & Co.	10/26/21	(1,861)
USD	1,024,411	SAR	3,844,000	Bank of America N.A.	12/15/21	27
USD	634,527	SAR	2,381,000	Goldman Sachs Group Inc.	12/15/21	17
Total						$7,692

Abbreviation(s) used in this table:

BRL	— Brazilian Real

CNY	— Chinese Yuan Renminbi

EUR	— Euro

IDR	— Indonesian Rupiah

KRW	— South Korean Won

MXN	— Mexican Peso

RUB	— Russian Ruble

SAR	— Saudi Arabian Riyal

USD	— United States Dollar

See Notes to Financial Statements.

14	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

At August 31, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at August 31, 2021[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Chile Government International Bond, 3.240%, due 2/6/28 $	500,000	12/20/24	0.415%	1.000% quarterly	$(9,709)	$10,925	$(20,634)
Qatar Government International Bond, 9.750%, due 6/15/30	500,000	12/20/24	0.259%	1.000% quarterly	(12,318)	11,231	(23,549)
Total	$1,000,000				$(22,027)	$22,156	$(44,183)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country**
Indonesia	6.2%
Mexico	6.2
Colombia	4.8
Russia	3.9
Brazil	3.8
United Arab Emirates	3.7
Peru	3.6
Egypt	3.4
Kazakhstan	3.3
Turkey	3.3
Dominican Republic	3.2
Argentina	3.1
Qatar	3.1
Chile	3.1
Ukraine	3.0
Panama	2.7
Ghana	2.3
Uruguay	2.3
South Africa	2.1
Oman	2.0
China	1.9
Ivory Coast	1.7
Ecuador	1.7
Nigeria	1.7
Kuwait	1.4
Kenya	1.4
Bahrain	1.4
Morocco	1.4
Angola	1.4
Jordan	1.4
Senegal	1.4
Malaysia	1.3
Netherlands	1.3
Philippines	1.2
Jamaica	0.9
Paraguay	0.8
Singapore	0.7
United States	0.7
India	0.7
Hong Kong	0.7
Rwanda	0.7

See Notes to Financial Statements.

16	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country** (cont’d)
Thailand	0.7%
Bahamas	0.6
Gabon	0.6
Uzbekistan	0.6
Armenia	0.6
Romania	0.6
Costa Rica	0.6
El Salvador	0.5
Supranational	0.2
Purchased Options	0.1
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of August 31, 2021 and are subject to change.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

August 31, 2021

Assets:
Investments, at value (Cost — $29,645,384)	$31,513,159
Foreign currency, at value (Cost — $48,791)	48,806
Cash	886,597
Interest receivable	395,390
Receivable for securities sold	200,027
Deposits with brokers for open futures contracts	79,006
Deposits with brokers for centrally cleared swap contracts	27,000
Unrealized appreciation on forward foreign currency contracts	23,638
Receivable for Fund shares sold	18,825
Receivable from broker — net variation margin on open futures contracts	4,500
Receivable from investment manager	482
Receivable from broker — net variation margin on centrally cleared swap contracts	335
Prepaid expenses	32,614
Total Assets	33,230,379

Liabilities:
Payable for securities purchased	200,505
Audit and tax fees payable	21,018
Unrealized depreciation on forward foreign currency contracts	15,946
Written options, at value (premiums received — $20,810)	6,306
Payable for Fund shares repurchased	5,029
Service and/or distribution fees payable	2,204
Interest expense payable	376
Trustees’ fees payable	183
Accrued expenses	32,780
Total Liabilities	284,347
Total Net Assets	$32,946,032

Net Assets:
Par value (Note 7)	$64
Paid-in capital in excess of par value	71,579,683
Total distributable earnings (loss)	(38,633,715)
Total Net Assets	$32,946,032

See Notes to Financial Statements.

18	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Net Assets:
Class A	$7,495,526
Class C	$582,701
Class FI	$529,538
Class I	$21,990,131
Class IS	$2,348,136

Shares Outstanding:
Class A	1,448,574
Class C	112,845
Class FI	101,866
Class I	4,257,060
Class IS	455,883

Net Asset Value:
Class A (and redemption price)	$5.17
Class C*	$5.16
Class FI (and redemption price)	$5.20
Class I (and redemption price)	$5.17
Class IS (and redemption price)	$5.15
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$5.40

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended August 31, 2021

Investment Income:
Interest from unaffiliated investments	$811,441
Interest from affiliated investments	2
Less: Foreign taxes withheld	(9,584)
Total Investment Income	801,859

Expenses:
Investment management fee (Note 2)	98,738
Registration fees	44,617
Fund accounting fees	35,732
Audit and tax fees	21,018
Transfer agent fees (Note 5)	17,305
Service and/or distribution fees (Notes 2 and 5)	12,757
Shareholder reports	4,047
Legal fees	3,417
Custody fees	1,105
Trustees’ fees	780
Insurance	564
Commitment fees (Note 9)	126
Interest expense	19
Fees recaptured by investment manager (Note 2)	7
Miscellaneous expenses	3,068
Total Expenses	243,300
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(100,370)
Net Expenses	142,930
Net Investment Income	658,929

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	69,534
Futures contracts	(17,466)
Written options	16,485
Swap contracts	(8,469)
Forward foreign currency contracts	(25,480)
Foreign currency transactions	1,083
Net Realized Gain	35,687
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	790,617
Futures contracts	(29,966)
Written options	8,485
Swap contracts	5,233
Forward foreign currency contracts	(24,100)
Foreign currencies	945
Change in Net Unrealized Appreciation (Depreciation)	751,214
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	786,901
Increase in Net Assets From Operations	$1,445,830

See Notes to Financial Statements.

20	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2021 (unaudited) and the Year Ended February 28, 2021	August 31	February 28

Operations:
Net investment income	$658,929	$1,396,528
Net realized gain	35,687	442,306
Change in net unrealized appreciation (depreciation)	751,214	(1,519,916)
Increase in Net Assets From Operations	1,445,830	318,918

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(403,005)	(659,006)
Decrease in Net Assets From Distributions to Shareholders	(403,005)	(659,006)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,125,134	14,909,090
Reinvestment of distributions	392,127	650,255
Cost of shares repurchased	(6,769,495)	(21,985,328)
Decrease in Net Assets From Fund Share Transactions	(252,234)	(6,425,983)
Increase (Decrease) in Net Assets	790,591	(6,766,071)

Net Assets:
Beginning of period	32,155,441	38,921,512
End of period	$32,946,032	$32,155,441

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	21

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$5.02	$4.96	$4.66	$4.95	$5.02	$4.57

Income (loss) from operations:
Net investment income	0.10	0.20	0.23	0.24	0.26	0.27
Net realized and unrealized gain (loss)	0.11	(0.05)	0.23	(0.28)	(0.09)	0.39
Total income (loss) from operations	0.21	0.15	0.46	(0.04)	0.17	0.66

Less distributions from:
Net investment income	(0.06)	(0.09)	(0.16)	(0.25)	(0.24)	(0.21)
Total distributions	(0.06)	(0.09)	(0.16)	(0.25)	(0.24)	(0.21)

Net asset value, end of period	$5.17	$5.02	$4.96	$4.66	$4.95	$5.02
Total return[4]	4.20%	3.04%	9.90%	(0.53)%	3.38%	14.57%

Net assets, end of period (000s)	$7,496	$4,904	$8,163	$11,069	$8,752	$8,587

Ratios to average net assets:
Gross expenses	1.63%[5]	1.61%	1.61%	1.59%	1.30%	1.35%
Net expenses[6,7]	1.03 [5]	1.01	1.01	1.06	1.01	1.14
Net investment income	3.87 [5]	3.99	4.82	5.27	5.11	5.48

Portfolio turnover rate	40%	140%	47%	33%	44%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$5.00	$4.95	$4.65	$4.93	$5.01	$4.56

Income (loss) from operations:
Net investment income	0.08	0.15	0.19	0.21	0.22	0.23
Net realized and unrealized gain (loss)	0.12	(0.06)	0.23	(0.28)	(0.10)	0.40
Total income (loss) from operations	0.20	0.09	0.42	(0.07)	0.12	0.63

Less distributions from:
Net investment income	(0.04)	(0.04)	(0.12)	(0.21)	(0.20)	(0.18)
Total distributions	(0.04)	(0.04)	(0.12)	(0.21)	(0.20)	(0.18)

Net asset value, end of period	$5.16	$5.00	$4.95	$4.65	$4.93	$5.01
Total return[4]	4.02%	1.88%	9.09%	(1.26)%	2.39%	14.00%

Net assets, end of period (000s)	$583	$584	$851	$952	$1,527	$1,629

Ratios to average net assets:
Gross expenses	2.45%[5,6]	2.48%	2.44%	2.35%	2.10%	2.12%
Net expenses[7,8]	1.85 [5,6]	1.85	1.83	1.82	1.81	1.90
Net investment income	3.02 [5]	3.14	3.99	4.45	4.33	4.72

Portfolio turnover rate	40%	140%	47%	33%	44%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.00%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class FI Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$5.04	$4.99	$4.70	$4.98	$5.04	$4.56

Income (loss) from operations:
Net investment income	0.10	0.19	0.23	0.36	0.26	0.28
Net realized and unrealized gain (loss)	0.12	(0.05)	0.22	(0.27)	(0.09)	0.39
Total income from operations	0.22	0.14	0.45	0.09	0.17	0.67

Less distributions from:
Net investment income	(0.06)	(0.09)	(0.16)	(0.37)	(0.23)	(0.19)
Total distributions	(0.06)	(0.09)	(0.16)	(0.37)	(0.23)	(0.19)

Net asset value, end of period	$5.20	$5.04	$4.99	$4.70	$4.98	$5.04
Total return[4]	4.32%	2.83%	9.65%	2.19%[5]	3.38%	14.91%

Net assets, end of period (000s)	$530	$525	$88	$137	$153	$285

Ratios to average net assets:
Gross expenses	1.72%[6]	1.72%	1.88%	1.41%[7]	1.32%	1.26%
Net expenses[8,9]	1.10 [6]	1.10	1.10	0.88 [7]	1.03	1.05
Net investment income	3.77 [6]	3.81	4.70	5.43 [7]	5.16	5.68

Portfolio turnover rate	40%	140%	47%	33%	44%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The return includes a payment by affiliate to reimburse class FI shares for a NAV error. Absent this payment, total return would have been 1.75% for the year ended February 28, 2019.

[6]	Annualized.

[7]

Ratios for the year ended February 28, 2019 do not reflect the one-time transfer agent fee adjustment of $3,300 related to a prior period over accrual. If this adjustment were included, the gross expense, net expense and net investment income ratios for Class FI shares for the year ended February 28, 2019 would have been (0.96%), (1.49%), and 7.79%, respectively.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.20%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class I Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$5.01	$4.95	$4.66	$4.94	$5.01	$4.56

Income (loss) from operations:
Net investment income	0.10	0.21	0.24	0.26	0.27	0.28
Net realized and unrealized gain (loss)	0.12	(0.05)	0.22	(0.27)	(0.09)	0.39
Total income (loss) from operations	0.22	0.16	0.46	(0.01)	0.18	0.67

Less distributions from:
Net investment income	(0.06)	(0.10)	(0.17)	(0.27)	(0.25)	(0.22)
Total distributions	(0.06)	(0.10)	(0.17)	(0.27)	(0.25)	(0.22)

Net asset value, end of period	$5.17	$5.01	$4.95	$4.66	$4.94	$5.01
Total return[4]	4.51%	3.29%	9.98%	(0.06)%	3.63%	14.86%

Net assets, end of period (000s)	$21,990	$21,964	$26,300	$25,175	$71,321	$69,521

Ratios to average net assets:
Gross expenses	1.41%[5]	1.42%	1.44%	1.26%	1.08%	1.07%
Net expenses[6,7]	0.80 [5]	0.80	0.80	0.74	0.79	0.85
Net investment income	4.07 [5]	4.19	5.00	5.47	5.33	5.77

Portfolio turnover rate	40%	140%	47%	33%	44%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 0.95%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class IS Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$4.99	$4.94	$4.64	$4.93	$5.00	$4.55

Income (loss) from operations:
Net investment income	0.11	0.21	0.25	0.26	0.27	0.29
Net realized and unrealized gain (loss)	0.12	(0.06)	0.22	(0.28)	(0.08)	0.38
Total income (loss) from operations	0.23	0.15	0.47	(0.02)	0.19	0.67

Less distributions from:
Net investment income	(0.07)	(0.10)	(0.17)	(0.27)	(0.26)	(0.22)
Total distributions	(0.07)	(0.10)	(0.17)	(0.27)	(0.26)	(0.22)

Net asset value, end of period	$5.15	$4.99	$4.94	$4.64	$4.93	$5.00
Total return[4]	4.58%	3.20%	10.31%	(0.22)%	3.72%	14.98%

Net assets, end of period (000s)	$2,348	$2,023	$1,217	$1,170	$1,840	$1,659

Ratios to average net assets:
Gross expenses	1.32%[5]	1.34%	1.45%	1.26%	1.04%	1.05%
Net expenses[6,7]	0.70 [5]	0.70	0.70	0.70	0.71	0.80
Net investment income	4.18 [5]	4.28	5.13	5.58	5.39	5.86

Portfolio turnover rate	40%	140%	47%	33%	44%	44%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

28	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$18,212,394	—	$18,212,394
Corporate Bonds & Notes	—	13,284,588	—	13,284,588
Purchased Options	—	16,177	—	16,177
Total Investments	—	$31,513,159	—	$31,513,159
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$23,638	—	$23,638
Total	—	$31,536,797	—	$31,536,797

	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$6,306	—	$6,306
Futures Contracts††	$4,500	—	—	4,500
Forward Foreign Currency Contracts††	—	15,946	—	15,946
Centrally Cleared Credit Default Swaps on Sovereign Issues — Buy Protection††	—	44,183	—	44,183
Total	$4,500	$66,435	—	$70,935

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

30	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2021, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended August 31, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As

32	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties

34	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2021, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $22,252. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2021, no provision for income tax is

36	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London and Western Asset Singapore monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.10%, 1.85%, 1.10%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $100,370, which included an affiliated money market fund waiver of $4.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at August 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires February 28, 2023	$39,679	$3,449	$1,380	$141,562	$10,812
Expires February 29, 2024	17,524	1,829	1,656	68,196	7,125
Total fee waivers/expense reimbursements subject to recapture	$57,203	$5,278	$3,036	$209,758	$17,937

For the six months ended August 31, 2021, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class C
LMPFA recaptured	$7

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

38	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

For the six months ended August 31, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class A2†	Class C
Sales charges	$61	$41	—
CDSCs	—	—	$945

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$12,623,684
Sales	13,045,288

At August 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$29,645,384	$2,423,704	$(555,929)	$1,867,775
Written options	(20,810)	14,504	—	14,504
Futures contracts	—	—	(4,500)	(4,500)
Forward foreign currency contracts	—	23,638	(15,946)	7,692
Swap contracts	22,156	—	(44,183)	(44,183)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2021.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Purchased options[2]	$16,177
Forward foreign currency contracts	23,638
Total	$39,815

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	—	$6,306	—	$6,306
Futures contracts[3]	$4,500	—	—	4,500
Forward foreign currency contracts	—	15,946	—	15,946
Centrally cleared swap contracts[4]	—	—	$44,183	44,183
Total	$4,500	$22,252	$44,183	$70,935

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$(15,683)	—	$(15,683)
Futures contracts	$(17,466)	—	—	(17,466)
Written options	—	16,485	—	16,485
Swap contracts	—	—	$(8,469)	(8,469)
Forward foreign currency contracts	—	(25,480)	—	(25,480)
Total	$(17,466)	$(24,678)	$(8,469)	$(50,613)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

40	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$396	—	$396
Futures contracts	$(29,966)	—	—	(29,966)
Written options	—	8,485	—	8,485
Swap contracts	—	—	$5,233	5,233
Forward foreign currency contracts	—	(24,100)	—	(24,100)
Total	$(29,966)	$(15,219)	$5,233	$(39,952)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended August 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$18,389
Written options	8,573
Futures contracts (to sell)	1,793,737
Forward foreign currency contracts (to buy)	404,352
Forward foreign currency contracts (to sell)	3,593,013

Average Notional Balance
Credit default swap contracts (buy protection)	$1,000,000

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of August 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of America N.A.	$2,175	$(2,987)	$(812)	—	$(812)
BNP Paribas SA	2,718	—	2,718	—	2,718
Citibank N.A.	498	—	498	—	498
Goldman Sachs Group Inc.	16,805	—	16,805	—	16,805
JPMorgan Chase & Co.	17,619	(19,265)	(1,646)	—	(1,646)
Total	$39,815	$(22,252)	$17,563	—	$17,563

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$7,321	$2,249
Class A2†	1,708	679
Class C	3,058	464
Class FI	670	462
Class I	—	13,188
Class IS	—	263
Total	$12,757	$17,305

† On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

For the six months ended August 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$17,524
Class A2†	4,036
Class C	1,829
Class FI	1,656
Class I	68,199
Class IS	7,126
Total	$100,370

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

42	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended August 31, 2021	Year Ended February 28, 2021
Net Investment Income:
Class A	$78,086	$118,284
Class A2†	5,722	38,168
Class C	5,116	4,563
Class FI	5,805	5,961
Class I	276,735	453,798
Class IS	31,541	38,232
Total	$403,005	$659,006

† On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Shares of beneficial interest

At August 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2021		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	562,219	$2,864,279	62,428	$307,882
Shares issued on reinvestment	13,437	68,064	22,717	110,069
Shares repurchased	(104,737)	(522,023)	(752,842)	(3,704,257)
Net increase (decrease)	470,919	$2,410,320	(667,697)	$(3,286,306)

Class A2†
Shares sold	5,324	$28,192	64,089	$320,243
Shares issued on reinvestment	1,160	5,722	7,835	38,168
Shares repurchased	(437,533)	(2,238,993)	(106,183)	(512,225)
Net decrease	(431,049)	$(2,205,079)	(34,259)	$(153,814)

Class C
Shares sold	30,769	$156,988	22,311	$113,547
Shares issued on reinvestment	888	4,503	917	4,434
Shares repurchased	(35,604)	(181,182)	(78,433)	(377,949)
Net decrease	(3,947)	$(19,691)	(55,205)	$(259,968)

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2021		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount
Class FI
Shares sold	25,009	$127,748	95,560	$486,807
Shares issued on reinvestment	1,136	5,772	1,151	5,925
Shares repurchased	(28,499)	(145,884)	(10,187)	(51,225)
Net increase (decrease)	(2,354)	$(12,364)	86,524	$441,507

Class I
Shares sold	435,855	$2,188,008	2,509,280	$12,322,052
Shares issued on reinvestment	54,885	276,525	93,454	453,427
Shares repurchased	(621,846)	(3,143,955)	(3,524,309)	(16,716,390)
Net decrease	(131,106)	$(679,422)	(921,575)	$(3,940,911)

Class IS
Shares sold	150,890	$759,919	277,089	$1,358,559
Shares issued on reinvestment	6,281	31,541	7,773	38,232
Shares repurchased	(106,589)	(537,458)	(125,990)	(623,282)
Net increase	50,582	$254,002	158,872	$773,509

†

On June 24, 2021, the Fund converted 427,788 Class A2 shares into 426,954 Class A shares, valued at $2,190,273. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended August 31, 2021. The following transactions were effected in such company for the six months ended August 31, 2021.

	Affiliate Value at February 28, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$914,243	914,243	$914,243	914,243

44	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2	—	—

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2021.

10. Deferred capital losses

As of February 28, 2021, the Fund had deferred capital losses of $40,639,512, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

46	Western Asset Emerging Markets Debt Fund 2021 Semi-Annual Report

Western Asset

Emerging Markets Debt Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Western Asset Emerging Markets Debt Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Emerging Markets Debt Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX011343 10/21 SR21-4254

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 25, 2021